Common Stock and Convertible Preferred Stock Warrants - Schedule of Convertible Preferred Stock Warrants Outstanding (Details) - BOLT THREADS, INC. [Member] - Convertible Preferred Stock Warrants [Member]
12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Number of shares	294,609
Series A [Member]
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Issued Date	January 2013
Exercise Price | $ / shares	$ 0.9342
Number of shares	42,817
Expiration Date	January 2028
Series B [Member]
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Issued Date	June 2015
Exercise Price | $ / shares	$ 3.39105
Number of shares	29,490
Expiration Date	June 2030
Series C [Member]
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Issued Date	July 2017
Exercise Price | $ / shares	$ 8.4716
Number of shares	19,889
Expiration Date	July 2024
Series D [Member]
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Issued Date	September 2017
Exercise Price | $ / shares	$ 16.03926
Number of shares	149,632
Expiration Date	September 2024
Series E [Member]
Schedule of Convertible Preferred Stock Warrants Outstanding [Line Items]
Issued Date	July 2022
Exercise Price | $ / shares	$ 18.94618
Number of shares	52,781
Expiration Date	July 2029